ActivePassive U.S. Equity ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 93.2%	Shares	Value
Automobiles & Components - 2.0%
Ford Motor Co.	124,627	$1,655,047
General Motors Co.	35,868	2,637,015
Tesla, Inc. (a)	89,885	38,665,830
		42,957,892

Banks - 3.0%
Bank of America Corp.	135,251	7,256,216
Citigroup, Inc.	129,135	13,378,386
Citizens Financial Group, Inc.	12,554	679,171
JPMorgan Chase & Co.	99,274	31,080,704
M&T Bank Corp.	4,658	886,045
PNC Financial Services Group, Inc. (b)	6,275	1,196,768
Regions Financial Corp.	35,295	898,258
US Bancorp	35,494	1,740,981
Wells Fargo & Co.	82,012	7,040,730
		64,157,259

Capital Goods - 6.6%
3M Co.	13,962	2,402,162
AerCap Holdings NV (b)	69,315	9,288,210
Armstrong World Industries, Inc.	35,534	6,742,221
Axon Enterprise, Inc. (a)	1,404	758,357
Boeing Co. (a)	14,877	2,811,753
Carrier Global Corp.	14,298	784,674
Caterpillar, Inc.	12,707	7,316,182
Cummins, Inc.	21,622	10,767,324
Deere & Co.	5,698	2,646,664
Dover Corp.	27,072	5,015,900
Eaton Corp. PLC	7,608	2,631,531
Emerson Electric Co. (b)	22,910	3,055,736
Fastenal Co.	40,060	1,618,424
Ferguson Enterprises, Inc.	11,823	2,975,494
Fortive Corp.	15,499	828,887
GE Vernova, Inc.	6,620	3,970,477
General Dynamics Corp.	28,570	9,760,369
General Electric Co.	21,919	6,541,726
Honeywell International, Inc.	22,686	4,360,022
Howmet Aerospace, Inc.	11,268	2,305,320
Johnson Controls International PLC	47,713	5,549,499
L3Harris Technologies, Inc.	30,651	8,542,127
Lockheed Martin Corp.	937	429,015
Northrop Grumman Corp.	7,654	4,380,002
Otis Worldwide Corp.	9,709	862,645
PACCAR, Inc.	10,974	1,156,879
Parker-Hannifin Corp.	5,249	4,523,063
Quanta Services, Inc. (b)	2,756	1,281,209
Raytheon Technologies Corp.	53,451	9,349,114
Rockwell Automation, Inc.	1,333	527,681
Snap-on, Inc.	15,932	5,417,677
Toro Co.	43,639	3,043,384
Trane Technologies PLC	5,966	2,514,550
TransDigm Group, Inc.	859	1,168,386
Trex Co., Inc. (a)	41,009	1,434,495
United Rentals, Inc.	2,802	2,284,134
Vertiv Holdings Co. - Class A	11,308	2,032,387
Westinghouse Air Brake Technologies Corp.	5,861	1,222,312
WW Grainger, Inc.	919	871,791
Xylem, Inc.	4,780	672,403
		143,844,186

Commercial & Professional Services - 1.2%
Automatic Data Processing, Inc.	1,588	405,416
Broadridge Financial Solutions, Inc.	11,655	2,658,389
Casella Waste Systems, Inc. - Class A (a)	37,671	3,631,108
Equifax, Inc.	1,305	277,143
Jacobs Solutions, Inc.	7,144	963,082
Leidos Holdings, Inc.	20,810	3,976,791
Republic Services, Inc.	21,699	4,709,985
Rollins, Inc.	8,180	502,906
SS&C Technologies Holdings, Inc.	52,317	4,496,123
UniFirst Corp.	13,416	2,314,931
Waste Management, Inc.	7,325	1,595,898
		25,531,772

Consumer Discretionary Distribution & Retail - 5.3%
Amazon.com, Inc. (a)	316,830	73,891,093
AutoZone, Inc. (a)	872	3,448,176
Burlington Stores, Inc. (a)	1,041	262,571
Carvana Co. (a)	2,703	1,012,273
eBay, Inc.	38,282	3,169,367
Genuine Parts Co.	5,384	702,074
Home Depot, Inc.	20,477	7,308,651
Lowe's Cos., Inc.	23,015	5,580,677
Murphy USA, Inc. (b)	13,832	5,326,288
O'Reilly Automotive, Inc. (a)	9,306	946,420
Ross Stores, Inc.	18,281	3,224,037
TJX Cos., Inc.	33,992	5,164,065
Tractor Supply Co.	12,274	672,370
Ulta Beauty, Inc. (a)	7,116	3,834,314
		114,542,376

Consumer Durables & Apparel - 0.8%
Deckers Outdoor Corp. (a)	52,217	4,596,663
DR Horton, Inc.	6,891	1,095,738
Garmin Ltd. (b)	10,729	2,095,588
Lennar Corp. - Class A	2,766	363,176
Lennar Corp. - Class B (b)	1,447	178,835
Lululemon Athletica, Inc. (a)	6,505	1,198,091
NIKE, Inc. - Class B	22,180	1,433,493
PulteGroup, Inc.	12,549	1,596,107
Somnigroup International, Inc.	60,616	5,547,576
		18,105,267

Consumer Services - 1.8%
Airbnb, Inc. - Class A (a)	4,613	539,675
Booking Holdings, Inc.	856	4,206,975
Carnival Corp. (a)	187,646	4,837,514
Chipotle Mexican Grill, Inc. (a)	23,015	794,478
Churchill Downs, Inc. (b)	51,800	5,650,862
Darden Restaurants, Inc.	25,874	4,646,453
Domino's Pizza, Inc.	3,006	1,261,408
DoorDash, Inc. - Class A (a)	7,690	1,525,465
Expedia Group, Inc.	10,229	2,615,453
Flutter Entertainment PLC (a)	2,894	604,296
Las Vegas Sands Corp.	4,242	289,135
McDonald's Corp.	13,698	4,271,310
Royal Caribbean Cruises Ltd.	17,623	4,692,124
Starbucks Corp.	15,727	1,369,979
Vail Resorts, Inc. (b)	14,835	2,080,015
Yum! Brands, Inc.	4,117	630,765
		40,015,907

Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	9,887	9,032,664
Dollar General Corp.	18,236	1,996,660
Dollar Tree, Inc. (a)	7,884	873,626
Kroger Co.	56,293	3,787,393
Sysco Corp.	42,507	3,239,034
Target Corp.	9,827	890,523
Walmart, Inc.	166,034	18,348,417
		38,168,317

Energy - 2.2%
Baker Hughes Co.	54,973	2,759,645
Cheniere Energy, Inc.	6,287	1,310,588
Chevron Corp.	42,296	6,392,195
ConocoPhillips	39,316	3,486,936
Coterra Energy, Inc.	113,590	3,048,756
Devon Energy Corp.	59,689	2,212,074
EOG Resources, Inc.	48,911	5,275,051
EQT Corp.	4,225	257,134
Exxon Mobil Corp.	152,291	17,653,573
Halliburton Co.	5,001	131,126
Kinder Morgan, Inc.	28,352	774,577
Marathon Petroleum Corp.	6,117	1,185,046
SLB Ltd.	6,517	236,176
Valero Energy Corp.	4,398	777,390
Williams Cos., Inc.	17,285	1,053,175
		46,553,442

Financial Services - 6.4%
American Express Co.	11,190	4,087,371
Bank of New York Mellon Corp.	108,340	12,144,914
Berkshire Hathaway, Inc. - Class B (a)	33,546	17,236,270
Blackrock, Inc.	2,828	2,961,764
Blackstone, Inc.	10,848	1,588,364
Block, Inc. (a)	12,852	858,514
Capital One Financial Corp.	10,158	2,225,313
Cboe Global Markets, Inc.	1,944	501,882
Charles Schwab Corp.	61,760	5,727,005
CME Group, Inc.	7,599	2,138,815
Coinbase Global, Inc. - Class A (a)	6,172	1,683,845
Credit Acceptance Corp. (a)(b)	9,908	4,577,199
Fiserv, Inc. (a)	24,653	1,515,420
Global Payments, Inc.	10,666	808,056
Goldman Sachs Group, Inc.	10,782	8,906,363
Interactive Brokers Group, Inc. - Class A	4,064	264,241
Intercontinental Exchange, Inc.	8,891	1,398,554
Jack Henry & Associates, Inc. (b)	25,338	4,420,974
KKR & Co., Inc.	7,835	958,299
LPL Financial Holdings, Inc.	992	353,192
Mastercard, Inc. - Class A	21,071	11,600,218
Moody's Corp.	891	437,285
Morgan Stanley	39,736	6,741,610
Nasdaq, Inc.	32,471	2,952,263
Northern Trust Corp.	19,736	2,592,126
PayPal Holdings, Inc.	20,627	1,293,107
Raymond James Financial, Inc.	8,767	1,372,386
Robinhood Markets, Inc. - Class A (a)	32,277	4,147,272
S&P Global, Inc.	4,297	2,143,473
State Street Corp.	42,300	5,034,546
Synchrony Financial	83,953	6,494,604
T Rowe Price Group, Inc.	4,580	468,900
Visa, Inc. - Class A	55,497	18,560,417
		138,194,562

Food, Beverage & Tobacco - 1.9%
Altria Group, Inc.	139,725	8,245,172
Archer-Daniels-Midland Co.	11,313	687,152
Coca-Cola Co.	58,576	4,283,077
General Mills, Inc.	23,949	1,133,985
Hormel Foods Corp.	8,537	198,144
Lamb Weston Holdings, Inc.	62,363	3,683,159
Marzetti Co.	28,225	4,711,882
Mondelez International, Inc. - Class A	19,997	1,151,227
Monster Beverage Corp. (a)	37,954	2,846,170
PepsiCo, Inc.	22,889	3,404,510
Philip Morris International, Inc.	30,288	4,769,754
Post Holdings, Inc. (a)(b)	45,565	4,740,127
Tyson Foods, Inc. - Class A	19,908	1,155,659
		41,010,018

Health Care Equipment & Services - 3.9%
Abbott Laboratories	71,116	9,166,852
Becton Dickinson & Co.	4,514	875,806
Boston Scientific Corp. (a)	54,899	5,576,640
Cardinal Health, Inc.	30,140	6,397,516
Cencora, Inc.	2,279	840,792
Cigna Group	7,250	2,010,280
CVS Health Corp.	33,530	2,694,471
Dexcom, Inc. (a)	7,204	457,238
Edwards Lifesciences Corp. (a)	24,240	2,100,881
Elevance Health, Inc.	5,861	1,982,542
GE HealthCare Technologies, Inc.	9,419	753,426
HCA Healthcare, Inc.	12,359	6,281,956
Humana, Inc.	2,709	665,791
IDEXX Laboratories, Inc. (a)	3,147	2,369,313
Intuitive Surgical, Inc. (a)	7,416	4,252,928
Labcorp Holdings, Inc.	11,173	3,003,079
McKesson Corp.	4,559	4,017,026
Medtronic PLC	84,272	8,876,370
Molina Healthcare, Inc. (a)(b)	1,618	239,885
Quest Diagnostics, Inc.	22,480	4,252,766
ResMed, Inc. (b)	15,629	3,998,367
STERIS PLC	2,520	671,026
Stryker Corp.	6,825	2,533,304
UnitedHealth Group, Inc.	21,769	7,178,763
Veeva Systems, Inc. - Class A (a)	6,898	1,657,520
Zimmer Biomet Holdings, Inc.	5,779	563,568
		83,418,106

Household & Personal Products - 0.6%
Colgate-Palmolive Co.	1,510	121,389
Estee Lauder Cos., Inc. - Class A	2,436	229,154
Kenvue, Inc.	42,443	736,386
Kimberly-Clark Corp.	30,996	3,382,284
Procter & Gamble Co.	62,766	9,299,411
		13,768,624

Insurance - 2.4%
Aflac, Inc.	1,245	137,336
Allstate Corp.	14,244	3,033,687
American International Group, Inc.	19,300	1,469,888
Aon PLC - Class A	1,243	439,922
Arch Capital Group Ltd. (a)	21,760	2,043,699
Arthur J Gallagher & Co.	1,443	357,316
Chubb Ltd.	3,970	1,175,835
Cincinnati Financial Corp.	6,862	1,150,002
Hanover Insurance Group, Inc.	29,183	5,414,906
Hartford Insurance Group, Inc.	41,353	5,666,601
Loews Corp.	65,271	7,040,783
Markel Group, Inc. (a)	2,422	5,038,826
Marsh & McLennan Cos., Inc.	1,746	320,304
Progressive Corp.	20,547	4,700,948
Travelers Cos., Inc. (b)	13,470	3,944,824
W R Berkley Corp. (b)	30,158	2,342,975
White Mountains Insurance Group Ltd.	3,831	7,754,902
Willis Towers Watson PLC	2,907	933,147
		52,965,901

Materials - 2.1%
Axalta Coating Systems Ltd. (a)	131,145	3,951,399
Corteva, Inc.	40,945	2,762,559
CRH PLC	45,701	5,482,292
Dow, Inc.	20,647	492,431
DuPont de Nemours, Inc.	8,608	342,340
Ecolab, Inc.	13,698	3,769,142
Element Solutions, Inc.	130,105	3,372,322
Freeport-McMoRan, Inc.	27,444	1,179,543
Linde PLC	11,213	4,600,918
NewMarket Corp.	7,115	5,432,516
Newmont Corp.	53,948	4,894,702
Nucor Corp.	14,284	2,278,155
Packaging Corp. of America	14,940	3,048,806
Sherwin-Williams Co.	2,525	867,817
Solstice Advanced Materials, Inc. (a)	1	48
Steel Dynamics, Inc.	20,285	3,404,431
Vulcan Materials Co.	1,629	484,204
		46,363,625

Media & Entertainment - 9.3%
Alphabet, Inc. - Class A	208,710	66,824,768
Alphabet, Inc. - Class C	159,250	50,979,110
Charter Communications, Inc. - Class A (a)(b)	1,690	338,203
Comcast Corp. - Class A	121,310	3,237,764
Electronic Arts, Inc.	4,089	826,101
Fox Corp. - Class A	47,790	3,130,245
Fox Corp. - Class B	71,710	4,177,825
Meta Platforms, Inc. - Class A	71,204	46,136,632
Netflix, Inc. (a)	151,273	16,273,949
News Corp. - Class B (b)	18,971	558,316
Pinterest, Inc. - Class A (a)	7,765	202,822
Reddit, Inc. - Class A (a)	964	208,677
ROBLOX Corp. - Class A (a)	11,551	1,097,691
Take-Two Interactive Software, Inc. (a)	1,037	255,174
Trade Desk, Inc. - Class A (a)	8,103	320,555
Walt Disney Co.	42,107	4,398,918
Warner Bros Discovery, Inc. (a)	84,307	2,023,368
		200,990,118

Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
AbbVie, Inc.	42,463	9,668,825
Agilent Technologies, Inc.	4,080	626,280
Alnylam Pharmaceuticals, Inc. (a)	2,259	1,019,329
Amgen, Inc.	11,770	4,066,064
Biogen, Inc. (a)	3,907	711,426
Bristol-Myers Squibb Co.	94,377	4,643,348
Bruker Corp. (b)	46,211	2,255,559
Danaher Corp.	9,718	2,203,848
Eli Lilly & Co.	26,784	28,805,388
Gilead Sciences, Inc.	57,175	7,194,902
IQVIA Holdings, Inc. (a)	2,271	522,353
Johnson & Johnson	95,746	19,811,762
Merck & Co., Inc.	93,442	9,795,525
Pfizer, Inc.	211,097	5,433,637
Regeneron Pharmaceuticals, Inc.	1,769	1,380,156
Thermo Fisher Scientific, Inc.	7,527	4,447,177
Vertex Pharmaceuticals, Inc. (a)	4,852	2,103,876
Waters Corp. (a)	15,178	6,123,109
West Pharmaceutical Services, Inc.	1,177	326,323
Zoetis, Inc.	10,045	1,287,568
		112,426,455

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	9,185	1,486,408
CoStar Group, Inc. (a)	4,012	276,026
		1,762,434

Semiconductors & Semiconductor Equipment - 13.0%
Advanced Micro Devices, Inc. (a)	48,209	10,486,904
Analog Devices, Inc.	11,143	2,956,684
Applied Materials, Inc.	37,135	9,367,304
Broadcom, Inc.	162,626	65,531,773
Entegris, Inc.	57,958	4,470,880
First Solar, Inc. (a)	4,145	1,131,253
Intel Corp. (a)	128,261	5,202,266
KLA Corp.	6,417	7,542,991
Lam Research Corp.	69,606	10,858,536
Marvell Technology, Inc.	15,270	1,365,138
Microchip Technology, Inc.	9,141	489,775
Micron Technology, Inc.	45,067	10,657,444
Monolithic Power Systems, Inc.	1,932	1,793,224
NVIDIA Corp.	770,475	136,374,075
ON Semiconductor Corp. (a)	7,401	371,826
QUALCOMM, Inc.	48,905	8,220,442
Teradyne, Inc.	2,286	415,801
Texas Instruments, Inc.	24,775	4,168,889
		281,405,205

Software & Services - 10.7%
Accenture PLC - Class A	25,874	6,468,500
ACI Worldwide, Inc. (a)	84,538	3,961,451
Adobe, Inc. (a)	13,210	4,228,917
AppLovin Corp. - Class A (a)	8,113	4,863,581
Atlassian Corp. - Class A (a)	2,645	395,480
Autodesk, Inc. (a)	3,180	964,621
Cadence Design Systems, Inc. (a)	7,796	2,431,105
CCC Intelligent Solutions Holdings, Inc. (a)(b)	328,277	2,445,664
Cloudflare, Inc. - Class A (a)	5,367	1,074,527
Cognizant Technology Solutions Corp. - Class A	37,667	2,927,103
Crowdstrike Holdings, Inc. - Class A (a)	4,596	2,340,099
Datadog, Inc. - Class A (a)	5,139	822,291
Fortinet, Inc. (a)	15,355	1,245,751
Gartner, Inc. (a)	2,806	653,068
Gen Digital, Inc.	49,682	1,310,114
GoDaddy, Inc. - Class A (a)	2,353	300,855
International Business Machines Corp.	34,279	10,577,814
Intuit, Inc.	11,244	7,129,596
Microsoft Corp.	248,081	122,058,333
MongoDB, Inc. (a)	2,086	693,324
Okta, Inc. (a)	14,518	1,166,231
Oracle Corp.	56,812	11,473,183
Palantir Technologies, Inc. - Class A (a)	72,933	12,285,564
Palo Alto Networks, Inc. (a)	13,251	2,519,413
Qualys, Inc. (a)	28,808	4,057,607
Roper Technologies, Inc.	898	400,706
Salesforce, Inc.	30,282	6,981,212
ServiceNow, Inc. (a)	4,367	3,547,794
Snowflake, Inc. - Class A (a)(b)	7,045	1,769,986
Strategy, Inc. - Class A (a)(b)	9,600	1,700,928
Synopsys, Inc. (a)	4,297	1,796,189
VeriSign, Inc.	13,413	3,379,942
Workday, Inc. - Class A (a)	2,399	517,272
Zoom Communications, Inc. (a)	30,426	2,584,993
Zscaler, Inc. (a)	1,123	282,434
		231,355,648

Technology Hardware & Equipment - 9.2%
Amphenol Corp. - Class A	75,474	10,634,287
Apple, Inc.	490,180	136,686,693
Arista Networks, Inc. (a)	39,103	5,109,980
Cisco Systems, Inc.	210,775	16,217,028
Corning, Inc.	32,995	2,778,179
Dell Technologies, Inc. - Class C	10,759	1,434,713
Hewlett Packard Enterprise Co.	25,674	561,490
Keysight Technologies, Inc. (a)	2,320	459,244
Motorola Solutions, Inc.	3,379	1,249,149
NetApp, Inc.	13,283	1,481,851
Seagate Technology Holdings PLC	13,642	3,774,605
Super Micro Computer, Inc. (a)(b)	20,324	687,967
TE Connectivity PLC	30,605	6,921,321
Teledyne Technologies, Inc. (a)	3,665	1,830,741
Trimble, Inc. (a)	20,627	1,679,450
Western Digital Corp. (b)	25,626	4,185,495
Zebra Technologies Corp. - Class A (a)	18,137	4,584,127
		200,276,320

Telecommunication Services - 0.7%
AT&T, Inc.	331,100	8,615,222
T-Mobile US, Inc.	4,939	1,032,300
Verizon Communications, Inc.	148,977	6,124,445
		15,771,967

Transportation - 1.2%
CSX Corp. (b)	50,179	1,774,329
Delta Air Lines, Inc.	25,685	1,646,409
Expeditors International of Washington, Inc.	8,433	1,238,808
FedEx Corp.	4,373	1,205,549
Norfolk Southern Corp.	9,931	2,900,746
Old Dominion Freight Line, Inc.	1,727	233,646
Saia, Inc. (a)	10,761	3,029,867
Southwest Airlines Co.	1,389	48,351
Uber Technologies, Inc. (a)	90,034	7,881,576
Union Pacific Corp. (b)	12,781	2,963,019
United Airlines Holdings, Inc. (a)	26,098	2,660,952
United Parcel Service, Inc. - Class B	12,523	1,199,578
		26,782,830

Utilities - 1.8%
Ameren Corp.	3,588	381,584
American Electric Power Co., Inc.	55,124	6,822,698
CenterPoint Energy, Inc.	5,649	225,847
Consolidated Edison, Inc.	14,412	1,446,388
Constellation Energy Corp.	5,997	2,185,067
Dominion Energy, Inc.	5,479	343,917
Duke Energy Corp.	63,218	7,835,239
Edison International	3,047	179,438
Entergy Corp.	12,956	1,263,469
Evergy, Inc.	61,103	4,744,648
Eversource Energy	5,806	390,047
Exelon Corp.	78,602	3,703,726
FirstEnergy Corp.	29,428	1,404,304
NextEra Energy, Inc.	28,374	2,448,392
NiSource, Inc.	60,149	2,654,375
PPL Corp. (b)	28,853	1,064,676
Vistra Corp.	11,472	2,051,882
WEC Energy Group, Inc.	5,428	608,316
Xcel Energy, Inc. (b)	3,217	264,148
		40,018,161
TOTAL COMMON STOCKS (Cost $1,598,595,960)		2,020,386,392

EXCHANGE TRADED FUNDS - 4.4%	Shares	Value
Dimensional US Small Cap ETF (b)	1,364,277	95,240,178
TOTAL EXCHANGE TRADED FUNDS (Cost $84,018,785)		95,240,178

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.9%	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	8,405	1,523,574
AvalonBay Communities, Inc.	5,757	1,047,429
Crown Castle, Inc.	5,252	479,402
Digital Realty Trust, Inc.	923	147,791
Equity Residential	70,804	4,372,147
Essex Property Trust, Inc.	2,603	686,203
Extra Space Storage, Inc.	4,078	543,067
First Industrial Realty Trust, Inc.	62,892	3,599,938
Invitation Homes, Inc.	43,189	1,217,930
Mid-America Apartment Communities, Inc.	35,286	4,795,014
Prologis, Inc.	13,327	1,712,919
Public Storage	902	247,635
Realty Income Corp. (b)	57,635	3,320,352
SBA Communications Corp.	2,840	551,727
Simon Property Group, Inc.	24,624	4,587,944
Sun Communities, Inc.	13,320	1,716,149
Ventas, Inc.	6,868	553,767
VICI Properties, Inc.	209,908	6,049,549
Welltower, Inc. (b)	14,623	3,044,801
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $39,642,768)		40,197,338

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.2%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (c)	48,354,249	48,354,249
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $48,354,249)		48,354,249

MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (c)	9,735,316	9,735,316
TOTAL MONEY MARKET FUNDS (Cost $9,735,316)		9,735,316

TOTAL INVESTMENTS - 102.2% (Cost $1,780,347,078)		2,213,913,473
Liabilities in Excess of Other Assets - (2.2)%		(47,061,717)
TOTAL NET ASSETS - 100.0%		$2,166,851,756

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $47,719,689.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

ActivePassive U.S. Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,020,386,392	$–	$–	$2,020,386,392
Exchange Traded Funds	95,240,178	–	–	95,240,178
Real Estate Investment Trusts - Common	40,197,338	–	–	40,197,338
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	48,354,249
Money Market Funds	9,735,316	–	–	9,735,316
Total Investments	$2,165,559,224	$–	$–	$2,213,913,473

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $48,354,249 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.